Total operating costs - Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Average number of employees	33,100	29,700	22,200
Commercial
Disclosure of products and services [line items]
Average number of employees	12,500	10,900	7,300
Supply chain
Disclosure of products and services [line items]
Average number of employees	16,600	14,900	12,400
Support functions
Disclosure of products and services [line items]
Average number of employees	4,000.0	3,900	2,500